NOTE 10 - DERIVATIVE LIABILITY - Fair Value Measurements Using Significant Observable Inputs (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Note 10 Derivative Liability
Derivative, Fair Value, Net			$ 1,025,691	$ 4,744,134
Debtor Reorganization Items, Write-off of Debt Issuance Costs and Debt Discounts			1,673,393
Embedded Derivative, Gain (Loss) on Embedded Derivative, Net			1,040,636
[custom:ResolutionOfDerivativeLiabilitiesValue]	$ 708,611	708,611	5,136,222
Debt Securities, Held-to-Maturity, Transfer, Derivative Hedge, Gain (Loss)		$ 317,080	$ 1,296,250